Discontinued Operations - Schedule Of Income Statement Of Discontinued Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income	$ 18,193	$ 9,504	$ 30,222	$ 16,002
Operating income (loss)	(9,586)	(17,211)	(23,766)	(38,105)
Net Financial gain (loss)	$ 14,150	$ 8,251	$ 18,098	$ (18,023)